Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (1,784)	¥ (14,200)
Gains (losses) recorded in income- Hedged items	1,589	13,771
Gains (losses) recorded in income- Hedged ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(195)	(429)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(1,784)	(14,200)
Gains (losses) recorded in income- Hedged items	1,589	13,771
Gains (losses) recorded in income- Hedged ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (195)	¥ (429)